Acquisitions (Details) - Schedule of Intangible Assets as Part of the Acquisition £ in Thousands	Dec. 31, 2022 GBP (£) shares
Schedule of Intangible Assets as Part of the Acquisition [Abstract]
Property, plant and equipment	£ 7,342
Right-of-use assets	6,276
Inventory	1,752
Trade and other receivables	6,401
Cash and cash equivalents	3,743
Trade and other payables	(6,992)
Loans and borrowings	(10,194)
Lease liabilities	(6,276)
Provisions	(631)
Total net assets acquired	1,421
Intangible assets recognized on acquisition:
Brand	4,158
Customer relationships	3,669
Software	2,592
Deferred tax arising on intangible assets	(2,501)
Total intangible assets recognized on acquisition	7,918
Total identifiable net assets at fair value	9,339
Goodwill	50,597
Purchase consideration transferred	59,936
Satisfied by:
Cash	27,694
Deferred consideration	2,955
Debt assumed and discharged	£ 6,236
Shares issued (in Shares) | shares	23,051